Equity - Reverse Recapitalization Share Activity (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [Roll Forward]
Equity-settled share-based payment			$ (5,393)	$ (9,909)
Class A Shares
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	197,026,729	197,026,729	467,677,673	197,026,729	214,371,808
Issuance during the year (in shares)		0			0
Conversion from Class A to Class B (in shares)					(17,345,079)
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	(197,026,729)
Exchange of Class B for Class A (in shares)	294,877,349
Reclassification of GBP Redeemable Preferred Shares (in shares)	0
Issuance of Volvo Cars Preference Shares (in shares)	58,882,610
Issuance to Convertible Note holders (in shares)	4,306,466				0
Issuance to PIPE investors (in shares)	26,540,835
Issuance to GGI shareholders (in shares)	82,193,962
Listing expense (in shares)	0
Transaction costs (in shares)	0
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	876,451		299,075
Equity settled share-based payment (in shares)	0
Number of shares outstanding (in shares)	467,677,673	197,026,729	467,976,748	467,677,673	197,026,729
Class B Shares
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	35,377,866	35,377,866	1,642,233,575	35,377,866	0
Issuance during the year (in shares)		0			18,032,787
Conversion from Class A to Class B (in shares)					17,345,079
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	1,642,233,575
Exchange of Class B for Class A (in shares)	(35,377,866)
Reclassification of GBP Redeemable Preferred Shares (in shares)	0
Issuance of Volvo Cars Preference Shares (in shares)	0
Issuance to Convertible Note holders (in shares)	0				0
Issuance to PIPE investors (in shares)	0
Issuance to GGI shareholders (in shares)	0
Listing expense (in shares)	0
Transaction costs (in shares)	0
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	0		0
Equity settled share-based payment (in shares)	0
Number of shares outstanding (in shares)	1,642,233,575	35,377,866	1,642,233,575	1,642,233,575	35,377,866
Share capital
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	(1,865,909,000)	(1,865,909,000)	(21,165,000)	(1,865,909,000)	(1,318,752,000)
Issuance during the year (in shares)		0			(547,157,000)
Conversion from Class A to Class B (in shares)					0
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	1,565,447,000
Exchange of Class B for Class A (in shares)	281,090,000
Reclassification of GBP Redeemable Preferred Shares (in shares)	(65,000)
Issuance of Volvo Cars Preference Shares (in shares)	(589,000)
Issuance to Convertible Note holders (in shares)	(43,000)				0
Issuance to PIPE investors (in shares)	(265,000)
Issuance to GGI shareholders (in shares)	(822,000)
Listing expense (in shares)	0
Transaction costs (in shares)	0
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	(9,000)		(3,000)
Equity settled share-based payment (in shares)	0
Equity-settled share-based payment			$ (3)	$ (9)
Number of shares outstanding (in shares)	(21,165,000)	(1,865,909,000)	(21,168,000)	(21,165,000)	(1,865,909,000)
Other contributed capital
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	(35,231,000)	(35,231,000)	(3,584,232,000)	(35,231,000)	0
Issuance during the year (in shares)		0			0
Conversion from Class A to Class B (in shares)					0
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	(1,565,447,000)
Exchange of Class B for Class A (in shares)	(281,090,000)
Reclassification of GBP Redeemable Preferred Shares (in shares)	65,000
Issuance of Volvo Cars Preference Shares (in shares)	(588,237,000)
Issuance to Convertible Note holders (in shares)	43,000				(35,231,000)
Issuance to PIPE investors (in shares)	(249,735,000)
Issuance to GGI shareholders (in shares)	(521,285,000)
Listing expense (in shares)	(372,318,000)
Transaction costs (in shares)	38,903,000
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	(9,900,000)		(5,390,000)
Equity settled share-based payment (in shares)	(25,565,000)
Equity-settled share-based payment			$ (5,390)	$ (9,900)
Number of shares outstanding (in shares)	(3,584,232,000)	(35,231,000)	(3,615,187,000)	(3,584,232,000)	(35,231,000)